Expense Example - Eaton Vance Short Duration Inflation-Protected Income Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	408	605	819	1,433	262	523	908	1,790	60	211	374	849